Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
Financial assets measured at fair value on a recurring basis are classified using the fair value hierarchy in the tables below:

As of June 30, 2021	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€19,986	€19,986	€—
Short-term investments:
Term deposits	9,487	—	9,487
Other long-term assets:
Term deposits	1,351	—	1,351
Total	€30,824	€19,986	€10,838

As of December 31, 2020	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€65,111	€65,111	€—
Short-term investments:
Term deposits	9,448	—	9,448
Total	€74,559	€65,111	€9,448